Note 12 - Significant Customers and Industry Segment Information - Export Sales by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 25, 2017
Revenue	$ 9,800	$ 16,267
Export Sales [Member]
Revenue	742	328
Export Sales [Member] | Americas [Member]
Revenue
Export Sales [Member] | Europe [Member]
Revenue	40	249
Export Sales [Member] | Asia [Member]
Revenue		15
Export Sales [Member] | Rest of World [Member]
Revenue	$ 702	$ 64